UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06199

BROWN CAPITAL MANAGEMENT MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1201 N. Calvert Street, Baltimore, Maryland 21202
(Address of principal executive offices) (Zip code)

Capitol Services, Inc.
1675 S. State Street, Suite B, Dover, Delaware 19901
(Name and address of agent for service)

with a copy to:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A Member Firm of The 1940 Act Law GroupTM
 11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant’s telephone number, including area code: 410-837-3234

Date of fiscal year end: March 31

Date of reporting period: December 31, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

Brown Capital Management Small Company Fund
Schedule of Investments
As of December 31, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 96.66%
	Business Services - 24.62%
4,647,607	ACI Worldwide, Inc.(a)	$99,458,790
1,270,725	ANSYS, Inc.(a)	117,542,063
418,402	Ellie Mae, Inc.(a)	25,200,352
743,451	Guidewire Software, Inc.(a)	44,726,012
1,658,462	MedAssets, Inc.(a)	51,312,814
4,342,005	NIC, Inc.(b)	85,450,658
304,711	Nuance Communications, Inc.(a)	6,060,702
1,980,840	PROS Holdings, Inc.(a)(b)	45,638,554
1,767,317	Textura Corp.(a)(b)	38,138,701
867,387	Tyler Technologies, Inc.(a)	151,202,902

		664,731,548

	Consumer Related - 1.39%
211,801	Dolby Laboratories, Inc. - Class A	7,127,104
1,348,897	DTS, Inc.(a)(b)	30,458,094

		37,585,198

	Industrial Products & Systems - 18.77%
1,514,625	Balchem Corp.	92,089,200
2,748,218	Cognex Corp.	92,807,322
2,469,688	Diodes, Inc.(a)(b)	56,753,430
904,051	Dynamic Materials Corp.(b)	6,319,317
1,284,784	FEI Co.	102,512,915
384,664	FLIR Systems, Inc.	10,797,518
726,017	Geospace Technologies Corp.(a)(b)	10,215,059
1,202,221	Proto Labs, Inc.(a)	76,569,456
1,850,727	Sun Hydraulics Corp.(b)	58,723,568

		506,787,785

	Information/Knowledge Management - 19.39%
1,824,232	American Software, Inc. - Class A(b)	18,570,682
2,093,990	Blackbaud, Inc.	137,910,181
1,986,792	Manhattan Associates, Inc.(a)	131,466,027
2,623,578	NetScout Systems, Inc.(a)	80,543,844
1,835,834	Quality Systems, Inc.	29,593,644
1,796,717	SolarWinds, Inc.(a)	105,826,631
1,607,698	Vocera Communications, Inc.(a)(b)	19,613,916

		523,524,925

	Medical/Health Care - 27.92%
1,729,152	Abaxis, Inc.(b)	96,279,183
1,074,835	Bio-Techne Corp.	96,735,150
717,401	Bruker Corp.(a)	17,411,322
2,420,107	Cantel Medical Corp.(b)	150,385,449
947,214	Incyte Corp., Ltd.(a)	102,725,358
2,398,127	Medidata Solutions, Inc.(a)	118,203,680
2,454,120	Meridian Bioscience, Inc.(b)	50,358,542
2,508,452	Quidel Corp.(a)(b)	53,179,183

Shares		Value (Note 1)

COMMON STOCKS - 96.66% (continued)
	Medical/Health Care - 27.92% (continued)
2,378,834	Veeva Systems, Inc. - Class A(a)	$68,629,361

		753,907,228

	Miscellaneous - 4.57%
2,180,375	Neogen Corp.(a)(b)	123,234,795

Total Common Stocks (Cost $1,371,377,056)		2,609,771,479

SHORT TERM INVESTMENTS - 3.66%
98,886,730	Fidelity Institutional Money Market Portfolio, 0.29%(c)	98,886,730

Total Short Term Investments (Cost $98,886,730)		98,886,730

Total Value of Investments (Cost $1,470,263,786) - 100.32%		2,708,658,209
Liabilities in Excess of Other Assets - (0.32)%		(8,628,596)

Net Assets - 100.00%		$2,700,029,613

(a)	Non-income producing investment.
(b)	Affiliated company - The Fund owns greater than 5% of the outstanding voting securities of this issuer. See Note 1 for more information.
(c)	Represents 7 day effective yield at December 31, 2015.

Common Abbreviations:
 Ltd. - Limited.

See Notes to Schedule of Investments.

Brown Capital Management International Equity Fund
Schedule of Investments
As of December 31, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 97.34%
	Bermuda - 2.08%
10,588	Invesco, Ltd.	$354,486
23,097	Nabors Industries, Ltd.	196,556

		551,042

	Canada - 2.27%
20,455	Canadian Natural Resources, Ltd.	446,737
15,157	Dominion Diamond Corp.	154,889

		601,626

	Denmark - 3.19%
14,474	Novo Nordisk A/S - Class B	842,869

	Finland - 1.55%
9,628	Kone OYJ - Class B	409,845

	France - 8.38%
3,352	Dassault Systemes SA	268,728
2,142	Essilor International SA	267,816
25,294	Flamel Technologies SA(a)(b)	308,840
1,164	Ingenico Group SA	147,370
6,660	Sanofi	568,888
3,968	Societe BIC SA	653,949

		2,215,591

	Germany - 5.02%
4,417	Bayerische Motoren Werke AG	468,642
12,944	Carl Zeiss Meditec AG	401,610
5,742	SAP SE	457,900

		1,328,152

	Hong Kong - 2.29%
646,000	Kingdee International Software Group Co., Ltd.	296,741
126,000	Kingsoft Corp., Ltd.	308,576

		605,317

	Ireland - 15.31%
10,833	DCC PLC	903,903
16,004	ICON PLC(a)	1,243,511
4,474	Paddy Power PLC	598,527
4,344	Shire PLC	300,856
418,769	Total Produce PLC	668,994
10,380	Tyco International PLC	331,018

		4,046,809

	Israel - 3.66%
6,534	Check Point Software Technologies, Ltd.(a)	531,737
6,649	Teva Pharmaceutical Industries, Ltd.(b)	436,440

		968,177

Shares		Value (Note 1)

COMMON STOCKS - 97.34% (continued)
	Italy - 2.94%
31,034	Azimut Holding SpA	$777,727

	Japan - 10.71%
21,100	Japan Tobacco, Inc.	784,876
32,700	Mitsubishi Estate Co., Ltd.	686,538
22,000	Rakuten, Inc.	256,799
78,000	Sapporo Holdings, Ltd.	345,239
33,155	Yamaha Motor Co., Ltd.	756,914

		2,830,366

	Mexico - 1.98%
5,659	Fomento Economico Mexicano SAB de CV(b)	522,609

	Netherlands - 4.78%
21,070	QIAGEN NV(a)	582,586
20,209	Wolters Kluwer NV	680,058

		1,262,644

	Singapore - 0.56%
148,424	UOB-Kay Hian Holdings, Ltd.	147,074

	South Africa - 1.44%
14,191	Sasol, Ltd.(b)	380,603

	Spain - 1.78%
10,177	Grifols SA	471,482

	Switzerland - 12.70%
297	Givaudan SA	540,566
163	Lindt & Spruengli AG, Non-Voting	1,017,936
7,250	Nestle SA	539,624
2,916	Roche Holding AG	804,695
1,300	The Swatch Group AG	454,533

		3,357,354

	United Kingdom - 16.70%
91,638	BAE Systems PLC	674,923
18,531	Carnival Corp.	1,009,569
18,551	Diageo PLC	507,713
253,250	Man Group PLC	655,214
286,614	Management Consulting Group PLC	62,851
59,416	Reed Elsevier PLC	1,048,465
58,783	UBM PLC	456,254

		4,414,989

Total Common Stocks (Cost $23,032,188)		25,734,276

SHORT TERM INVESTMENTS - 4.83%
1,276,858	Fidelity Institutional Money Market Portfolio, 0.29%(c)	1,276,858

Shares	Value (Note 1)

SHORT TERM INVESTMENTS - 4.83% (continued)

Total Short Term Investments (Cost $1,276,858)	$1,276,858

Total Value of Investments (Cost $24,309,046) - 102.17%	27,011,134
Liabilities in Excess of Other Assets - (2.17)%	(573,842)

Net Assets - 100.00%	$26,437,292

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at December 31, 2015.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Germany &;Switzerland)
Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Germany &;Switzerland)
A/S - Aktieselskabis is a Danish term for a public limited liability corporation. (Denmark)
Ltd. - Limited.
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation. (Netherlands)
OYJ - Osakeyhtio is the Finnish equivalent of a limited company. (Finland)
PLC - Public Limited Company. (Ireland & United Kingdom)
SA - Generally designates corporations in various countries, mostly those employing the civil law. (France, Spain, Sweden, & Switzerland)
SAB de CV - A variable capital company. (Mexico)
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States. (Germany)
SpA - Societaì Per Azioni is an Italian shared company. (Italy)

See Notes to Schedule of Investments.

Brown Capital Management Mid Company Fund
Schedule of Investments
As of December 31, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 99.73%
	Consumer Discretionary - 34.28%
7,565	BorgWarner, Inc.	$327,035
3,513	Buffalo Wild Wings, Inc.(a)	560,850
500	Chipotle Mexican Grill, Inc.(a)	239,925
14,532	Dick’s Sporting Goods, Inc.	513,706
15,242	DSW, Inc. - Class A	363,674
14,799	Gentherm, Inc.(a)	701,473
15,702	Michael Kors Holdings, Ltd.(a)	629,022
11,624	Norwegian Cruise Line Holdings, Ltd.(a)	681,166
294	NVR, Inc.(a)	483,042
6,193	Polaris Industries, Inc.	532,288
28,988	PulteGroup, Inc.	516,566
10,809	Restoration Hardware Holdings, Inc.(a)	858,775
14,869	Toll Brothers, Inc.(a)	495,138
7,493	Tractor Supply Co.	640,652
4,133	Ulta Salon, Inc.(a)	764,605
3,214	Under Armour, Inc. - Class A(a)	259,081

		8,566,998

	Consumer Staples - 1.79%
11,348	United Natural Foods(a)	446,657

	Energy - 0.78%
19,106	Atwood Oceanics, Inc.	195,455

	Financials - 10.64%
10,241	Evercore Partners, Inc. - Class A	553,731
21,097	Stifel Financial Corp.(a)	893,669
16,927	T. Rowe Price Group, Inc.	1,210,111

		2,657,511

	Health Care - 21.10%
1,662	Biogen Inc(a)	509,154
7,971	Celgene Corp.(a)	954,607
4,800	Jazz Pharmaceuticals PLC(a)	674,688
16,034	Masimo Corp.(a)	665,571
10,868	PAREXEL International Corp.(a)	740,328
5,808	Shire PLC(b)	1,190,640
3,992	Waters Corp.(a)	537,244

		5,272,232

	Industrials - 11.40%
10,650	FEI Co.	849,764
8,275	JB Hunt Transport Services, Inc.	607,054
7,993	MSC Industrial Direct Co. - Class A	449,766
25,641	Quanta Services, Inc.(a)	519,230
3,497	Stericycle, Inc.(a)	421,738

		2,847,552

	Information Technology - 19.74%
15,441	Akamai Technologies, Inc.(a)	812,660

Shares		Value (Note 1)

COMMON STOCKS - 99.73% (continued)
	Information Technology 19.74% (continued)
9,061	ANSYS, Inc.(a)	$838,142
9,567	Blackbaud, Inc.	630,083
4,317	FactSet Research Systems, Inc.	701,815
7,473	MasterCard, Inc. - Class A	727,571
8,928	MAXIMUS, Inc.	502,200
2,328	Palo Alto Networks, Inc.(a)	410,054
5,286	SolarWinds, Inc.(a)	311,345

		4,933,870

Total Common Stocks (Cost $18,773,854)		24,920,275

Total Value of Investments (Cost $18,773,854) - 99.73%		24,920,275
Other Assets in Excess of Liabilities - 0.27%		67,849

Net Assets - 100.00%		$24,988,124

(a)	Non-income producing investment.
(b)	American Depositary Receipt.

Common Abbreviations:
Ltd. - Limited.
PLC - cPublic Limited Company. (Ireland & United Kingdom)

See Notes to Schedule of Investments.

Brown Capital Management International Small Company Fund
Schedule of Investments
As of December 31, 2015 (Unaudited)

Shares		Value (Note 1)

COMMON STOCKS - 94.40%
	Argentina - 3.07%
645	MercadoLibre, Inc.	$73,749

	Australia - 7.82%
1,810	REA Group, Ltd.	72,661
3,948	Sirtex Medical, Ltd.	115,220

		187,881

	Austria - 1.22%
536	Schoeller-Bleckmann Oilfield Equipment AG	29,364

	Canada - 3.84%
4,585	The Descartes Systems Group, Inc.(a)	92,250

	Denmark - 6.69%
3,591	Ambu A/S - Class B	109,552
1,867	NNIT A/S(a)	51,248

		160,800

	France - 7.18%
1,561	Albioma SA	25,361
3,305	Flamel Technologies SA(a)(b)	40,354
8,688	GameLoft SE(a)	57,217
1,374	Interparfums SA	33,896
450	Stallergenes Greer PLC(a)	15,649

		172,477

	Germany - 8.21%
7,104	Evotec AG(a)	32,194
967	STRATEC Biomedical AG	64,104
1,995	Wirecard AG	100,815

		197,113

	Hong Kong - 2.70%
112,000	Kingdee International Software Group Co., Ltd.	51,447
10,000	Lifestyle International Holdings, Ltd.	13,368

		64,815

	Ireland - 9.76%
23,586	Datalex PLC	80,741
1,397	Fleetmatics Group PLC(a)	70,954
619	Paddy Power PLC	82,809

		234,504

	Israel - 2.87%
238	CyberArk Software, Ltd.(a)	10,744
2,625	Orbotech, Ltd.(a)	58,091

		68,835

Shares		Value (Note 1)

COMMON STOCKS - 94.40% (continued)
	Italy - 2.95%
2,824	Azimut Holding SpA	$70,771

	Japan - 13.76%
2,900	Hiday Hidaka Corp.	83,722
3,700	Kakaku.com, Inc.	73,695
4,200	M3, Inc.	88,127
800	Software Service, Inc.	34,544
800	Towa Pharmaceutical Co., Ltd.	50,318

		330,406

	Singapore - 0.28%
16,800	Hyflux, Ltd.	6,694

	South Africa - 1.22%
3,478	Famous Brands, Ltd.	29,236

	Switzerland - 2.18%
145	Partners Group Holding AG	52,298

	United Kingdom - 20.65%
7,906	Abcam PLC	77,506
3,734	Dechra Pharmaceuticals PLC	60,166
1,453	Fidessa Group PLC	42,904
9,893	GW Pharmaceuticals PLC(a)	57,826
3,868	Immunodiagnostic Systems Holdings PLC	13,543
2,486	Paypoint PLC	33,772
5,888	Playtech PLC	72,262
28,413	Vectura Group PLC(a)	73,720
1,664	Victrex PLC	44,253
2,258	The Vitec Group PLC	20,056

		496,008

Total Common Stocks (Cost $2,104,943)		2,267,201

SHORT TERM INVESTMENTS - 4.23%
101,526	Fidelity Institutional Money Market Portfolio, 0.29%(c)	101,526

Total Short Term Investments (Cost $101,526)		101,526

Total Value of Investments (Cost $2,206,469) - 98.63%		2,368,727
Other Assets in Excess of Liabilities - 1.37%		32,942

Net Assets - 100.00%		$2,401,669

(a)	Non-income producing investment.
(b)	American Depositary Receipt.
(c)	Represents 7 day effective yield at December 31, 2015.

Common Abbreviations:
AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders. (Austria, Germany &;Switzerland)
A/S - Aktieselskabis is a Danish term for a public limited liability corporation. (Denmark)
Ltd. - Limited.

PLC - Public Limited Company. (Ireland & United Kingdom)
SA - Generally designates corporations in various countries, mostly those employing the civil law. (France, Spain, Sweden, & Switzerland)
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States. (Germany)
SpA - Societa` Per Azioni is an Italian shared company. (Italy)

See Notes to Schedule of Investments.

Brown Capital Management Mutual Funds

Notes to Schedules of Investments	December 31, 2015 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Brown Capital Management Small Company Fund (“Small Company Fund”), The Brown Capital Management International Equity Fund (“International Equity Fund”), The Brown Capital Management Mid Company Fund (“Mid Company Fund”), and The Brown Capital Management International Small Company Fund (“International Small Company Fund”) (each a “Fund” and collectively the “Funds”) are each a series portfolio of The Brown Capital Management Mutual Funds (the “Trust”). The Trust is a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. All of the Funds in this report are classified as diversified management investment companies as defined in the 1940 Act.

The primary investment objective of the Small Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Small Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Equity Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The International Equity Fund seeks to achieve its investment objective by investing in equity securities of non-U.S. based companies. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On August 1, 2014 the Fund began to offer Institutional Shares.

The primary investment objective of the Mid Company Fund is to seek long-term capital appreciation. Current income is a secondary consideration in selecting portfolio investments. The Mid Company Fund seeks to achieve its investment objective principally through investments in equity securities of those companies with total operating revenues of $500 million to $10 billion at the time of initial investment. Prior to December 1, 2011 the Fund offered one class of shares. On that date the share class of the Fund was converted to Investor Shares. On December 15, 2011 the Fund began to offer Institutional Shares.

The primary investment objective of the International Small Company Fund is to seek long-term capital appreciation. Current income is secondary consideration in selecting portfolio investments. The International Small Company Fund seeks to achieve its investment objective by investing at least 80% of its total assets in equity securities of non-U.S. based companies with total operating revenues of $500 million or less at the time of the initial investment (“small companies”). The Fund commenced operations on September 30, 2015 and offers Investor and Institutional share classes.

Income, expenses (other than distribution and service fees, which were only attributable to the Investor Shares), and realized and unrealized gains or losses on investments were allocated to each class of shares based upon its relative net assets.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Fair Value Measurement
In accordance with GAAP, the Funds use a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The valuation techniques used by the Funds to measure fair value during the nine months ended December 31, 2015 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds’ assets as of December 31, 2015:

Small Company Fund:

	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$2,609,771,479	$–	$–	$2,609,771,479
Short Term Investments	98,886,730	–	–	98,886,730

Total	$2,708,658,209	$–	$–	$2,708,658,209

International Equity Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$25,734,276	$–	$–	$25,734,276
Short Term Investments	1,276,858	–	–	1,276,858

Total	$27,011,134	$–	$–	$27,011,134

Mid Company Fund:
		Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$24,920,275	$–	$–	$24,920,275

Total	$24,920,275	$–	$–	$24,920,275

International Small Company Fund:
	Valuation Inputs

Investments in Securities at Value*	Level 1	Level 2	Level 3	Total

Common Stocks	$2,267,201	$–	$–	$2,267,201
Short Term Investments	101,526	–	–	101,526

Total	$2,368,727	$–	$–	$2,368,727

* See Schedule of Investments for industry/country classifications.

There were no transfers into or out of Levels 1, 2 and 3 during the period ended December 31, 2015.

Foreign Currency Translation (International Equity Fund and International Small Company Fund)
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Affiliated Companies
Where a Fund owns 5% or more of the outstanding voting securities, either directly or indirectly, of a particular issuer, the 1940 Act deems such an issuer to be an “affiliate” of the Fund. As of and during the nine months ended December 31, 2015, the Small Company Fund owned 5% or more of the outstanding voting securities of the issuers identified in the table below and therefore those issuers are affiliates of that Fund for purposes of the 1940 Act.

Security Name	Share Balances at April 1, 2015	Purchases	Sales	Share Balances at December 31, 2015	Market Value at December 31, 2015	Dividends	Realized Gains (Losses)

Abaxis, Inc.	1,837,113	-	107,961	1,729,152	$96,279,183	$582,496	$744,640
American Software Inc. (Cl A)	1,935,376	-	111,144	1,824,232	18,570,682	558,384	42,016
Cantel Medical Corp.	2,923,149	-	503,042	2,420,107	150,385,449	146,157	20,556,602
Diodes Inc.	2,650,693	-	181,005	2,469,688	56,753,430	-	(531,296)
DTS, Inc.	736,183	682,580	69,866	1,348,897	30,458,094	-	(593,253)
Dynamic Materials Corp.	968,140	-	64,089	904,051	6,319,317	92,969	(1,231,441)
Geospace Technologies Corp.	775,447	-	49,430	726,017	10,215,059	-	(810,944)
Meridian Bioscience, Inc.	2,267,916	313,476	127,272	2,454,120	50,358,542	1,397,990	(846,431)
Neogen Corp.	2,320,132	-	139,757	2,180,375	123,234,795	-	2,595,694
NIC Inc.	4,615,448	-	273,443	4,342,005	85,450,658	2,388,103	(1,601,689)
PROS Holdings, Inc.	2,105,553	-	124,713	1,980,840	45,638,554	-	(650,091)
Quidel Corporation	2,670,694	-	162,242	2,508,452	53,179,183	-	(1,281,241)
Sun Hydraulics Corp.	2,297,114	-	446,387	1,850,727	58,723,568	510,530	(405,716)
Textura Corp.	-	1,767,317	-	1,767,317	38,138,701	-	-
Vocera Communications, Inc.	1,705,518	-	97,820	1,607,698	19,613,916	-	243,976

TOTAL	29,808,476	2,763,373	(2,458,171)	30,113,678	$843,319,131	$5,676,629	$16,230,826

2. FEDERAL INCOME TAX

At December 31, 2015, the tax-basis cost of investments and components of net assets were as follows:

	Small Company Fund	International Equity Fund	Mid Company Fund	International Small Company Fund

Gross unrealized appreciation (excess of value over tax cost)	$1,299,010,413	$4,224,839	$7,756,355	$230,543
Gross unrealized depreciation (excess of tax cost over value)	(74,701,453)	(1,690,164)	(1,772,396)	(68,285)

Net unrealized appreciation	$1,224,308,960	$2,534,675	$5,983,959	$162,258

Cost of investments for income tax purposes	$1,484,349,249	$24,476,459	$18,936,316	$2,206,469

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.

ITEM 2. CONTROLS AND PROCEDURES

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Brown Capital Management Mutual Funds

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer

Date: February 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Keith A. Lee
Keith A. Lee
Trustee, President and Principal Executive Officer,
Brown Capital Management Mutual Funds

Date: February 29, 2016

By: (Signature and Title)	/s/ Cecil E. Flamer
Cecil E. Flamer
Treasurer and Principal Financial Officer,
Brown Capital Management Mutual Funds

Date: February 29, 2016